Annual Fund Operating Expenses - Sound Shore Fund, Inc.	May 01, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.95%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	0.75%

[1]	Pursuant to an expense limitation agreement between Sound Shore Management, Inc. (the “Adviser”) and the Fund, the Adviser has agreed to reimburse all of the ordinary expenses of the Institutional Class included in Total Annual Fund Operating Expenses (excluding advisory fees, interest, taxes, securities lending costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and all litigation costs). The agreement is in effect until at least May 1, 2027. Thereafter, it is automatically renewed for one year terms unless the Adviser gives at least thirty days written notice of its termination.